Note 8 - Contract Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Explanation of significant changes in contract assets and contract liabilities [text block]
Balance, January 01, 2019	$217,259
Amounts invoices and revenue deferred as at September 30, 2019	139,249
Recognition of deferred revenue included in the period	(180,081)
Balance, September 30, 2019	176,427
Amounts invoices and revenue deferred as at December 31, 2019	62,530
Recognition of deferred revenue included in the period	(45,999)
Balance, December 31, 2019	$192,958
Amounts invoices and revenue deferred as at September 30, 2020	159,263
Recognition of deferred revenue included in period	(177,764)
Balance, September 30 , 20 20	$174,457